Stock-based Compensation - Summary of Share-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	$ 12,791	$ 7,444	$ 29,832	$ 17,777	$ 39,743	$ 32,202	$ 814
Cost of revenues [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	456	0	697	0
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	4,832	125	11,568	3,304	12,930	339	190
Sales and Marketing [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	1,417	42	2,997	54	220	0	0
General and Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	$ 6,086	$ 7,277	$ 14,570	$ 14,419	$ 26,593	$ 31,863	$ 624